Risk Management (Details) - Schedule of classification of relief measures $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($)
Schedule of classification of relief measures [Abstract]
New loans subject to government guarantee	$ 2,076,119
Payment holiday	9,098,028
Payment holiday – current	734,986
Payment holiday - expired	$ 8,363,042